Long-Term Debt	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Long-Term Debt

6.       Long-Term Debt

Facility	June 30, 2021	December 31, 2020
Term Bank Loans	1,423,296	1,509,794
Less: deferred finance costs, net	(8,239)	(9,437)

Total long-term debt	1,415,057	1,500,357
Less: current portion of debt	(184,777)	(235,082)
Add deferred finance costs, current portion	2,329	2,654

Total long-term portion, net of current portion and deferred finance costs	1,232,609	1,267,929

Term loan balances outstanding at June 30, 2021, amounted to $1,423,296. These bank loans are payable in U.S. Dollars in semi-annual installments, with balloon payments due at maturity between January 2022 and November 2030. Interest rates on the outstanding loans as of June 30, 2021, are based on LIBOR plus a spread. As of June 30, 2021, interest rates on these term bank loans ranged from 1.62% to 2.69%.

On January 15, 2021, the Company signed a new five-year and three-months loan agreement amounting to $44,500 to refinance the existing loan for the aframax tankers Maria Princess, Nippon Princess, and Ise Princess. On January 22, 2021, the Company drew down $44,500 and prepaid the total amount of $36,488. The new loan is repayable in ten semi-annual installments of $4,045.5, commencing three months after the drawdown date plus a last installment of $4,045.

On May 13, 2021, the Company signed a new seven-year loan agreement for $74,500 relating to the pre- and post-delivery financing of the shuttle tanker under construction. The loan is repayable in fourteen semi-annual installments of $2,069 commencing six months after the delivery of the vessel, plus a balloon of $45,528 payable together with the last installment.

On May 19, 2021, the Company prepaid the amount of $4,951 to lenders due to sale of its panamax tanker Maya.

On July 8, 2021, the Company signed a new five-year loan agreement amounting to $26,000 to refinance the existing loan for the panamax tanker Sunray. On July 13, 2021, the Company drew down the amount of $26,000 and prepaid the amount of $26,392. The new loan is repayable in ten semi-annual installments of $1,000, commencing six months after the drawdown date, plus a balloon of $16,000 payable together with the last installment.

On September 27, 2021, the Company signed a new four-year loan agreement amounting to $48,750 to refinance the existing loan for the handymax tankers, Artemis, Afrodite, Ariadne, Aris, Apollon and Ajax. On September 28, 2021, the Company drew down the amount of $48,750 and prepaid the amount of $30,370. The new loan is repayable in eight semi-annual installments of $3,500, commencing six months after the drawdown date, plus a balloon of $20,750 payable together with the last installment.

The weighted-average interest rates on the above executed loans for the applicable periods were:

Three months ended June 30, 2021	2.05%	Six months ended June 30, 2021	2.08%
Three months ended June 30, 2020	3.20%	Six months ended June 30, 2020	3.51%

The above term bank loans are secured by first priority mortgages on all vessels, by assignments of earnings and insurances of the respectively mortgaged vessels, and by corporate guarantees of the relevant vessel-owning subsidiaries.

The loan agreements include, among other covenants, covenants requiring the Company to obtain the lenders’ prior consent in order to incur or issue any financial indebtedness, additional borrowings, pay dividends if an event of default has occurred, sell vessels and assets, and change the beneficial ownership or management of the vessels. Also, the covenants require the Company to maintain a minimum liquidity, not legally restricted, of $110,909 at June 30, 2021 and $111,969 at December 31, 2020, a minimum consolidated leverage ratio, a minimum hull value in connection with the vessels’ outstanding loans and insurance coverage of the vessels against all customary risks. Three loan agreements require the Company to maintain throughout the security period, an aggregate credit balance in a deposit account of $3,100. One loan agreement requires a monthly pro rata transfer to a retention account of any principal due, but unpaid, amounted to $6,887 as of June 30, 2021.

As of June 30, 2021, the Company and its wholly and majority owned subsidiaries had thirty-one loan agreements, with an aggregate principal amount outstanding thereunder totaling $1,423,296. The Company fulfilled its requirements in respect of the financial covenants of all of its loan agreements as at June 30, 2021.

The Company’s liquidity requirements relate primarily to servicing its debt, funding the equity portion of investments in vessels and funding expected capital expenditure on dry-dockings and working capital.

The annual principal payments required to be made after June 30, 2021, are as follows:

Period/Year	Amount
July to December 2021	76,097
2022	202,532
2023	247,648
2024	303,072
2025	235,478
2026 and thereafter	358,469

1,423,296